Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Start-up costs	$ 688,629	$ 308,347
Net operating loss carryforward
Total deferred tax asset	688,629	308,347
Valuation allowance	(688,629)	(308,347)
Deferred tax asset net of allowance